CAPITALIZED SOFTWARE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Software
Amortization expense	$ 440,560	$ 416,334	$ 385,488